CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Consolidated net loss	$ (2,958,534)	$ (4,878,363)
Changes in current assets and liabilities:
Prepaid expenses	(509,248)
Accounts payable	61,811	2,674,461
Accrued liabilities		1,059,500
Net cash provided by operating activities	(537,611)	(1,129,345)
Cash flows from investing activities:
Net cash used in investing activities	(175,950,000)
Cash flows from financing activities:
Net cash provided by (used in) financing activities	177,729,837
Net increase in cash, cash equivalents, and restricted cash	1,242,226	(1,129,345)
Cash, cash equivalents, and restricted cash-beginning of year		1,242,226
Cash, cash equivalents, and restricted cash-end of year	1,242,226	112,881	$ 1,242,226
Inspirato LLC
Cash flows from operating activities:
Consolidated net loss		(22,218,000)	(540,000)	$ (6,249,000)
Adjustments to reconcile consolidated net loss to net cash
Depreciation and amortization		4,275,000	4,632,000	5,108,000
Warrant fair value (gains) losses		456,000	(214,000)	66,000
Equity-based compensation		3,258,000	2,790,000	1,434,000
Gain on forgiveness of debt		(9,518,000)
Changes in current assets and liabilities:
Accounts receivable		589,000	7,782,000	6,233,000
Accounts receivable - related parties		118,000	216,000	(31,000)
Prepaid subscriber travel		(5,379,000)	2,355,000	(3,522,000)
Prepaid expenses		(4,990,000)	348,000	(797,000)
Other assets		191,000	7,000	(16,000)
Accounts payable		17,085,000	(5,907,000)	(62,000)
Accrued liabilities		2,957,000	(963,000)	(10,000)
Deferred revenue		42,301,000	765,000	527,000
Deferred rent		(370,000)	308,000	1,267,000
Net cash provided by operating activities		28,755,000	11,579,000	3,948,000
Cash flows from investing activities:
Development of internal-use software		(1,052,000)	(2,274,000)	(1,125,000)
Purchase of property and equipment		(2,964,000)	(1,618,000)	(3,300,000)
Net cash used in investing activities		(4,016,000)	(3,892,000)	(4,425,000)
Cash flows from financing activities:
Repayments of debt		(765,000)	(21,000,000)	(924,000)
Proceeds from debt			37,550,000	7,000,000
Common unit redemptions		(7,258,000)
Preferred unit redemptions		(496,000)
Employee tax withholding for unit option exercises		(148,000)
Distributions		(120,000)
Net cash provided by (used in) financing activities		(8,787,000)	16,550,000	6,076,000
Net increase in cash, cash equivalents, and restricted cash		15,952,000	24,237,000	5,599,000
Cash, cash equivalents, and restricted cash-beginning of year		67,001,000	42,764,000	37,165,000
Cash, cash equivalents, and restricted cash-end of year	$ 67,001,000	82,953,000	67,001,000	42,764,000
Supplemental cash flow information-cash paid for interest		609,000	$ 584,000	1,160,000
Significant noncash transaction:
Modified retrospective adjustment for accounting principle adoption				$ 4,647,000
Gain on forgiveness of debt		$ 9,518,000